Shareholder Report, Holdings (Details)	Jun. 30, 2026
Fidelity Pennsylvania Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Pennsylvania Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Pennsylvania Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Pennsylvania Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Pennsylvania Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Pennsylvania Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Pennsylvania Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Pennsylvania Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Pennsylvania Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	39.00%
Fidelity Pennsylvania Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Fidelity Pennsylvania Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Pennsylvania Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Pennsylvania Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Pennsylvania Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Pennsylvania Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Ohio Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Ohio Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Ohio Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Ohio Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Ohio Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Ohio Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Ohio Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Ohio Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Ohio Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Ohio Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Ohio Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Ohio Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Ohio Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Ohio Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Fidelity Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Municipal Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Fidelity Advisor Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Municipal Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Fidelity Advisor Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Municipal Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Fidelity Advisor Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Municipal Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Fidelity Advisor Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity Advisor Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Advisor Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Fidelity Advisor Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Municipal Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Minnesota Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Fidelity Minnesota Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Minnesota Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Minnesota Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Minnesota Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Minnesota Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Minnesota Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Minnesota Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Minnesota Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Fidelity Minnesota Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Minnesota Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Minnesota Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Minnesota Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Minnesota Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Michigan Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Fidelity Michigan Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Michigan Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Michigan Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Michigan Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Michigan Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Michigan Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Michigan Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Michigan Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Michigan Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Fidelity Michigan Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Michigan Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Michigan Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Michigan Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Michigan Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Limited Term Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Limited Term Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Limited Term Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Limited Term Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Limited Term Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Limited Term Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Limited Term Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Limited Term Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Limited Term Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Limited Term Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Limited Term Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Limited Term Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Limited Term Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Limited Term Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Limited Term Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Limited Term Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Limited Term Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Flex Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Flex Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Flex Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Flex Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Flex Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Flex Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Fidelity Flex Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Flex Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Flex Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Flex Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Flex Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Flex Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Flex Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Fidelity Flex Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Flex Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Flex Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity Flex Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Flex Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Flex Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Flex Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Flex Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Flex Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Flex Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Flex Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Flex Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Flex Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Flex Conservative Income Municipal Bond Fund | RS9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Flex Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Flex Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%